Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 2.8	$ 1.6
Impairment charges related to long lived assets	$ 0.0	$ 0.0